As filed with the Securities and Exchange Commission on [date]
                        File Nos. 333-46323 and 811-08655

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Post-Effective Amendment No. 4

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                         Post-Effective Amendment No. 4

                               Questar Funds,Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788
                                 (516) 951-0500

                                  Michael Miola
                               Questar Funds, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788

                                 With copies to:

              Thomas R. Westle, Esq.               Max Berueffy
              Spitzer & Feldman P.C.       American Data Services, Inc
                 405 Park Avenue                150 Motor Parkway
                New York, NY 10022          Hauppauge, New York 11788

It is proposed that this filing will become effective:

          [ ] immediately upon filing pursuant to Rule 485,paragraph (b)
          [ ] on March 1, 1999 pursuant to Rule 485, paragraph (b)
          [ ] 60 days after filing pursuant to Rule 485, paragraph (a)(i)
          [ ] on _____ pursuant to Rule 485, paragraph (a)(i)
          [X] 75 days after filing pursuant to Rule 485, paragraph(a)(ii)
          [ ] on _____ pursuant to Rule 485, paragraph (a)(ii)
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: CLASS A SHARES AND CLASS I SHARES OF KAMINSKY POLAND FUND

THE REGISTRANT DECLARES THAT AN INDEFINITE AMOUNT OF ITS SHARES OF COMMON STOCK IS BEING REGISTERED BY THE REGISTRATION STATEMENT PURSUANT TO SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND RULE 24F-2.

PROSPECTUS
[date], 2000








                              KAMINSKI POLAND FUND
                                 CLASS A SHARES




                   A non-diversified mutual fund that invests
                 primarily in the securities of Polish companies
                      trading on the Warsaw Stock Exchange.















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUND OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                         Page

AN OVERVIEW OF THE FUND.........................................................
Performance and Volatility......................................................
Investor Expenses...............................................................

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.....................................

MANAGEMENT......................................................................

YOUR ACCOUNT....................................................................
How to Contact the Fund.........................................................
When and How NAV Is Determined..................................................
General Information.............................................................

HOW TO BUY SHARES OF THE FUND...................................................
Types of Accounts...............................................................
Initial Sales Charges...........................................................
Deferred Sales Charges..........................................................
Sales Charges on Reinvested Distributions.......................................
Opening Your Account............................................................
How to Pay for Your Purchase of Shares..........................................
Investment Minimums.............................................................

HOW TO SELL SHARES OF THE FUND..................................................

OTHER INFORMATION...............................................................
Distributions...................................................................
Taxes...........................................................................
Organization and Shareholder Meetings...........................................

                              KAMINSKI POLAND FUND


AN OVERVIEW OF THE FUND

This Prospectus offers Class A Shares of the Kaminski Poland Fund (the "Fund"), a non-diversified mutual fund that invests primarily in the securities of Polish companies trading on the Warsaw Stock Exchange.

The Fund also offers Class I Shares by a separate prospectus. Class I Shares are subject to different expenses that affect their performance. Please contact the Fund at 1-888-POL-FUND (1-888-765-3863) for more information about this class of shares.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term growth of capital. There can be no assurance that the Fund will achieve this objective, however.

HOW DOES THE FUND SEEK TO ACHIEVE ITS INVESTMENT OBJECTIVE? Under normal circumstances, the Fund invests at least 80% of its assets in the stock of companies based in the Republic of Poland. The Advisor can purchase stocks of issuers with a market capitalization greater than $10 million and an annual rate of earnings growth that is greater than 10%. As of the date of this Prospectus, approximately xx% of all Warsaw Stock Exchange listed companies meet these criteria. The Fund may also invest in shares of investment companies that are being created as part of the privatization of state-owned companies.

As of the date of this prospectus, there were over 200 companies listed on the Warsaw Stock Exchange. The Fund will invest in a limited number of these companies, however. Accordingly, the Fund's portfolio will be non-diversified and will typically include the stock of 25 or fewer companies.

WHAT RISKS ARE ASSOCIATED WITH AN INVESTMENT IN THE FUND? There are risks associated with all investments, but an investment in the Fund entails more risks than in most other mutual funds. You may lose money by investing in the Fund, and it should not be considered a complete investment program. The Fund is designed for long-term investment, and an investment in its shares should be considered speculative. The following is a discussion of the principal risks associated with an investment in the Fund.

-- EMERGING MARKET. In all stock markets, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The securities market in Poland is considered to be an "emerging market," with greater risks than are present in the more developed economy and market of the U.S. Emerging markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their economic and political systems. There is significantly less liquidity than in U.S. markets, which may lead to difficulties in selling the Fund's portfolio securities. Finally, because the Fund concentrates its investments in Poland, it will be subject to economic and political developments that affect that country, unlike other international funds that diversify among several countries.

-- ISSUER SPECIFIC CHANGES. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer's securities can rise or fall dramatically in response to such things as better or worse than expected earnings reports, news about the development of a promising product, or the loss of key management personnel. There is also the risk that the Advisor's assessment of the fundamental value of a specific security may prove incorrect.

-- CURRENCY RISKS. Most of the Fund's portfolio securities will be denominated in Polish currency (the "zloty"). Changes in the value of the zloty relative to the U.S. Dollar will affect the Fund's net asset value. If the Dollar increases in value in relation to the zloty and the price of securities is unchanged, the value of the Fund's portfolio will decrease, and vice versa.

-- WARSAW STOCK EXCHANGE. While regulation of securities and the Warsaw Stock Exchange is similar to the regulatory framework in the United States, Polish regulators are considerably less experienced than their U.S. counterparts. Accordingly, the Polish market offers less protection for investors.

-- NON-DIVERSIFICATION. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular company than other, "diversified," mutual funds. Therefore, investors should consider this greater risk versus the safety that may come with a more diversified portfolio.

Because the Polish market is limited in market capitalization, the Fund may cease accepting investments from new investors if its total assets exceed the amount that the Advisor believes can be invested effectively.

              YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND,
       OR THE FUND MAY NOT PERFORM AS WELL AS OTHER POSSIBLE INVESTMENTS.


WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

--   Are willing to hold your shares for a long period of time;
-- Are diversifying their investment portfolio by investing in a mutual fund that concentrates in common stocks of companies based in the Republic of Poland; and/or
-- You are willing to accept a high degree of volatility and risk in exchange for a higher potential for a long-term total return.

The Fund may NOT be appropriate for you if:

--   You need regular income or stability of principal
--   You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

As of the date of this prospectus, the Fund had not commenced operations. Information about the performance of Class A Shares is therefore not included in this prospectus.


FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

--------------------------------------------------------------------- ==========


SHAREHOLDER TRANSACTION FEES (paid directly from your investment):
--------------------------------------------------------------------- ==========

Maximum Sales Load on Purchases of Shares(1)                            5.75%
--------------------------------------------------------------------- ==========

Maximum Deferred Sales Load(2)                                          1.00%
--------------------------------------------------------------------- ==========

ESTIMATED ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets,
as a percentage of net assets)
--------------------------------------------------------------------- ==========

Management Fees(3)                                                      1.45%
--------------------------------------------------------------------- ==========

Distribution and/or Service (Rule 12b-1) Fees                           0.25%
--------------------------------------------------------------------- ==========

Other Expenses(4)                                                       3.65%
--------------------------------------------------------------------- ==========

Total Estimated Fund Operating Expenses(3)                              5.35%
--------------------------------------------------------------------- ==========

(1) The sales load you pay is subject to breakpoints. See "Investor Guide" in this prospectus for further information.

(2) The deferred sales load (as a percentage of original purchase price or redemption proceeds, whichever is lower) will be imposed on redemptions made within 18 months of purchase. This deferred sales load will apply only sales made above the $500,000 breakpoint amount.

(3) Until September 30, 2000, the Advisor has agreed contractually to waive some or all of its advisory fees or reimburse certain expenses of the Fund so that Total Operating Expenses of Class A Shares will not exceed 5.35% of its net assets. If the Advisor waives any of its fees or pays Fund expenses, the Fund may reimburse the Advisor in future years.

(4) Other Expenses are estimated, and include, among other things, administrative, custody, transfer agency and shareholder servicing fees.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                          ----------------- ----------------
                               1 Year           3 Years
                               ------           -------
                          ----------------- ----------------
                               $ xxx             $xxxx
                          ----------------- ----------------

You would pay the following expenses if you did not redeem your shares:

                          ----------------- ----------------
                               1 Year           3 Years
                               ------           -------
                          ----------------- ----------------
                               $ xxx             $xxxx
                          ----------------- ----------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section of the prospectus describes the Fund's investment objective, how the Advisor tries to achieve that objective, and the principal risks of investing in the Fund.

INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers (i) organized under the laws of, (ii) whose principal business operations are located in, or (iii) at least 50% of whose revenue is earned in the Republic of Poland. As of the date of this Prospectus, there were over 200 companies listed on the Warsaw Stock Exchange. The Fund will invest in a select number of these companies, however, and will have a fairly limited portfolio. The Fund may also invest in shares of investment companies that are being created as part of the privatization of state-owned companies.

The size of a company is measured by its "market capitalization." The market capitalization of a company is the price of a share of the company's stock multiplied by the number of shares of stock it has outstanding. The Fund will not invest in companies with a market capitalization less than $10 million. In addition, the Fund only invests in companies with annual earnings growth greater than 10%. As of the date of this prospectus, approximately 80% of all Warsaw Stock Exchange listed companies meet these basic investment criteria.

Once the Advisor has identified companies that meet these criteria, the Advisor analyses a company's fundamental value in order to select investments for the Fund. The Advisor considers the price of the company's securities, the company's earnings expectations, earnings and price histories, and balance sheet. The Advisor also places significant weight up its perception of the skill of the company's management.

The Advisor typically does not engage in active and frequent trading of its securities. This type of trading could increase the amount of capital gains realized by the Fund and total securities transactions costs. When a company no longer meets the Fund's basic investment criteria, or when the Advisor believes that the company's earnings potential is no longer satisfactory, that the company's management will not be able to achieve it's stated goals, or when the company's stock loses its perceived value relative to other similar investments, the Advisor may sell the investment.

Although the Fund generally will not make investments with income as a consideration, pending selection and investment in the securities of Polish companies, the Fund may hold up to 20% of its net assets in cash, cash equivalents and other high-quality short-term investments.

MORE INFORMATION ABOUT INVESTMENTS AND RISKS.

FOREIGN CURRENCY HEDGING. The Advisor may employ currency forwards and options to hedge the risk to the portfolio when foreign exchange movements are expected to be unfavorable for U.S. investors. In general, these instruments allow the Advisor to lock in a specified exchange rate for a stated period of time. If the Advisor's forecast is wrong, however, such a hedge may cause a loss. The Fund normally does not engage in extensive currency hedging.

BORROWING MONEY. The Fund may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for "leverage," in other words, so that the Fund may purchase additional securities. The Fund may borrow up to one-third of its total assets. The use of leverage involves special risk considerations that may not be associated with other funds having similar objectives and policies that do not use leverage. Because substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the loan agreement, the net asset value per share of the Fund will tend to increase more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SMALL COMPANIES. The Fund may invest a significant portion of its assets in small companies with a market capitalization less than $500 million. Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies are subject to more abrupt or erratic price movements than the stocks of larger companies. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market. To the extent that the Fund does invest in small capitalization stocks, there is the risk that its portfolio will be less marketable and may be subject to greater fluctuations in price than a portfolio holding stocks of larger issuers. Small capitalization stocks often pay no dividends, but income is not a primary goal of the Fund.

CASH POSITIONS AND DEFENSIVE STRATEGIES. At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result during these periods, the Fund may not participate in stock market advances, or declines, to the extent that they would if they remained more fully invested in common stocks.

MANAGEMENT

The business of the Fund is managed under the direction of the Board of Directors (the "Board") of Questar Funds, Inc. (the "Company"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Company and the Board, as well as the Fund's executive officers, may be found in SAI.

THE ADVISOR

The investment advisor to the Fund is Kaminski Asset Management, Inc. (the "Advisor"). The Advisor was incorporated in December, 1996, and is located at 319 1st Avenue North, Suite 300, Minneapolis, Minnesota 55401.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.45%.

Pursuant to an agreement between the Advisor and the Fund, the Advisor has agreed to waive all or part of its investment advisory fee and/or reimburses expenses of the Fund in order to limit the operating expenses of Class A Shares of the Fund to 5.35% of the average annual net assets attributable to Class A Shares of the Fund. The Advisor's agreement to waive its fees or reimburse Fund expenses terminates on September 30, 2000. If the Advisor ceases waiving its fees or reimbursing Fund expenses at that time, the return on your investment will be lower. In order to enable the Advisor to make these payments, Mr. Matthew Gregory Kaminski, owner of the Advisor, will make capital infusions into the Advisor out of his personal assets. If Mr. Kaminski discontinues his personal capital infusions into the Advisor, the Advisor's investment management services, including those provided to the Fund, would be compromised.

PORTFOLIO MANAGER

Mr. Kaminski is responsible for the day-to-day investment policy, research and decisions for the Fund. Mr. Kaminski has been the controlling shareholder, the President and Chief Executive Officer of the Advisor since it was incorporated. From October 1992 until December 1996, Mr. Kaminski was a Vice President of PaineWebber Incorporated and was responsible for client assets aggregating approximately $100 million in 1996. Before joining PaineWebber, Mr. Kaminski was associated with Piper Jaffray, Inc


MR. KAMINSKI'S PRIOR RECORD

Before the Kaminski Poland Fund was organized, Mr. Kaminski was the portfolio manager of the Kaminski Poland Fund (the "Advisors Poland Fund"), a series of Advisors Series Trust, from its inception on July 9, 1997 through February --, 1999. The cumulative total return for The Advisors Poland Fund from its inception through December 31, 1999 was _________%. As of December 31, 1999, that fund had $x million in net assets. As the portfolio manager of the Advisors

Poland Fund, Mr. Kaminski had full discretionary authority over the selection of investments for, and was responsible for the day-to-day management of, that fund. Average annual returns for Class I shares of the Advisors Poland Fund for the periods ended December 31, 1999 compared with the performance of the WIG Index were:


---------------------------     -----------------     -----------------
1 Year                              (31.79%)                X.XX%
---------------------------     -----------------     -----------------
Life of the Fund(d)                 (27.77%)                X.XX%
---------------------------     -----------------     -----------------


       (a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by The Advisors Fund.

       (b) The expense ratio of The Advisors Poland Fund was capped at 2.75% for the entire life of the Fund. Using the expense ratio of the Kaminski Poland Fund for the fiscal year ending June 30, 1999 of 5.35%, The Advisors Poland Fund Performance portrayed above would be lower.

       (c) The "WIG Index," an unmanaged, market capitalization weighted index of all companies listed on the Warsaw Stock Exchange based on market capitalization.

       (d) The Advisors Poland Fund commenced operations on July 9, 1997.

Historical performance is not indicative of future performance. Although the Kaminski Poland Fund and The Advisors Poland Fund have substantially similar objectives, policies, and strategies, The Advisors Poland Fund was a separate fund and its historical performance is not indicative of the future performance of the Kaminski Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

ADMINISTRATOR

American Data Services, Inc. ("ADS"), 150 Motor Parkway, Hauppauge, New York 11788, provides all administrative services necessary for the operations of the Fund, subject to the supervision of the Board. As of December 31 1999, ADS provided administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $6 billion of total assets through its offices in New York, Denver, and Los Angeles.

ADS also serves as the Fund's Shareholder Servicing and Transfer Agent.

DISTRIBUTOR

ADS Distributors, Inc. ("the Distributor"), 150 Motor Parkway, Hauppauge, New York 11788, an affiliate of the Administrator, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

The Board of Directors of Questar Funds, Inc., has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan allows the Fund to use part of its assets to pay for advertising, marketing and other activities intended to promote the sale of the Fund's shares. The Fund may also pay for certain shareholder services provided by institutions, including the Advisor. Under the Plan, these payments and expenses may not exceed 0.25% of the average annual net assets of the Fund.

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

INDEPENDENT ACCOUNTANTS. McCurdy & Associates CPA's, Inc., 27955 Clements Road, Westlake, Ohio 44145, serves as the Fund's Independent Accountants.

CUSTODIAN. Firstar Institutional Custody Services, 425 Walnut Street, Cincinnati, OH 45202, is the Fund's Custodian.

LEGAL COUNSEL. Spitzer & Feldman P.C., 405 Park Avenue, New York, NY 10022, serves as the Fund's Legal Counsel.

YOUR ACCOUNT

This section describes how to buy and sell Class A Shares of the Fund, and the services that are available to the Fund's shareholders.

HOW TO CONTACT THE FUND

To request a prospectus, annual report or for other information about the Fund or your account, you may write to us at:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or you may call us toll free at 1-888-POL-FUND (1-888-765-3863)

For information about how to invest in the Fund, how to redeem your shares of the Fund or for other information about your account and the services available to you as an investor in the Fund, you may write to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or call 1-888-229-2105 to speak to an account representative.

WHEN AND HOW NAV IS DETERMINED

When you buy or sell ("redeem") shares of the Fund, the price of the shares will be the net asset value per share, or "NAV," next calculated after the Transfer Agent receives a properly completed purchase or redemption order. For instance, if the Transfer Agent receives your purchase request in proper form before 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

GENERAL INFORMATION

SHARE CERTIFICATES. The Fund does not issue share certificates.

STATEMENT AND TRANSACTION CONFIRMATIONS. You will receive quarterly statements and a confirmation of each purchase or redemption. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

SUSPENSION OF SERVICES DURING UNUSUAL MARKET CONDITIONS. The Fund may temporarily suspend or discontinue any service or privilege during unusual market conditions.


HOW TO BUY SHARES OF THE FUND

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open one of the following types of accounts.

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person, while joint accounts can have two or more owners. Each individual owner of a joint account may give instructions on purchase, and redemptions without notice to the other owner. Account Applications and written instructions to the Fund, or requests for transactions that require a signature guarantee, must be signed by both owners exactly as their names appear on the account.

UNIFORM GIFT OR TRANSFER TO A MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. You can give up to the Uniform Transfers to Minors Act $10,000 a year per child without paying Federal gift tax. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

         For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

         For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When you makes an investment in an IRA, be sure to indicate the year in which the contribution is made.

The Fund may also available for investment through various employer-sponsored retirement plans such as 401(k) Plans. If you are eligible to participate in one of these Plans, you should discuss the possibility of investing in the Fund with your Plan's sponsor.

INITIAL SALES CHARGES

The maximum sales charge for Class A Shares of the Fund is 5.75% of the offering price. The Advisor may reduce or waive this sales charge as described below.

SALES CHARGE REDUCTIONS

The reduced sales charges apply to quantity purchases. In addition, purchases of shares made during a thirteen-month period pursuant to a Letter of Intent are eligible for a reduced sales charge (see below). Reduced sales charges are also applicable to subsequent purchases based on the aggregate of the amount being purchased and the value, at NAV, of shares owned at the time of investment.

-------------------- ------------------- -------------------- ------------------
                        Sales Charge      Sales Charge as a
                           as a             Percentage of        Sales Charge
Amount of Purchase      Percentage of      Net investment       Charge Retained
                       Offering Price     (Net Asset Value)      by Dealers(1)
-------------------- ------------------- -------------------- ------------------

Less than $50,000          5.75%                6.10%              5.00%
-------------------- ------------------- -------------------- ------------------
$50,000 but less
than $100,000              4.75%                5.00%              4.00%
-------------------- ------------------- -------------------- ------------------
$100,000 but less
than $250,000              3.75%                3.90%              3.00%
-------------------- ------------------- -------------------- ------------------
$250,000 but less
than $500,000              2.50%                2.60%              2.00%
-------------------- ------------------- -------------------- ------------------
$500,000 but less
than $1,000,000            1.75%                1.80%              1.50%
-------------------- ------------------- -------------------- ------------------

$1,000,000 or more               No Initial Sales Charge (see below)(1)
---------------------------- ---------------------------------------------------

---------------
(1) At the direction of the Company, the entire sales charge may at times be reallowed to dealers. the staff of the U.S. Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

LETTER OF INTENT. You may qualify for an immediate reduced sales charge on purchases by completing the Letter on Intent section on the Application Form. You must state an intention to purchase, during the next 13 months, a specified amount of shares which, if made at one time, would qualify you for a reduced sales charge as specified in the above table.

RIGHTS OF ACCUMULATION. The reduced sales charges applicable to purchases apply on a cumulative basis over any period of time. Thus the value of all shares of the Fund owned by you (including your regular account, IRA account, or any other account), taken at current net asset value, can be combined with a current purchase of shares to determine the rate of sales charge applicable to the current purchase in order to receive the cumulative quantity reduction. When opening a new account, the fact that you currently hold shares of the Fund must be indicated on the Application Form in order to receive the cumulative quantity discount. For subsequent purchases, the Fund's Shareholder Servicing Agent (toll-free) at (888) 229-2105 should be notified of current fund holdings prior to the purchase of additional shares.

DEFERRED SALES CHARGE

You will not pay an initial sale charge if you invest more than $1,000,000 in the Fund, or if you qualify for a waiver of the initial sales charge by completing a Letter of Intent or by qualifying by virtue of the Rights of Accumulation described above.

If you redeem shares that you purchased without an initial sales charge within 18 months of the date of purchase, however, you will pay a contingent deferred sales charge ("CDSL"). The amount of the CDSL will be 1.00% of the lesser of (1) the original purchase price or (2) the net asset value of the shares being redeemed.

We will waive the CDSL under the following circumstances:

     -- Redemptions made within one year after the death of a shareholder or registered joint owner;
     -- Redemptions made to facilitate minimum required distributions made from an IRA or other retirement place account after age 70 1/2; and
     --   Involuntary redemptions made by the Fund.

SALES CHARGES ON REINVESTED DISTRIBUTIONS

Shares that you purchase by automatically reinvesting income dividends and capital gains distributions are not subject to any initial or deferred sales charges. See "OTHER INFORMATION -- Distributions" below.

--------------------------------------------------------------------------------

(1) Purchases in an amount greater than $1,000,000 will pay a 1.00% contingent deferred sales charge ("CDSL") on sales redeemed within 18 months of purchase. See "Deferred Sales Charge" below. The CDSL will be assessed on the lesser of
(1) the original purchase price or (2) the net asset value of the shares being redeemed. The Distributor will pay certain commissions to dealers who initiate and are responsible for purchase by any single purchase of over $1,000,000.

OPENING YOUR ACCOUNT

BY TELEPHONE

To open an account by telephone, call 1-888-229-2105 to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. The Fund will charge you a $10.00 wire fee. Your bank may also charge a fee for doing this. You should instruct your bank to wire funds to:

         Firstar Bank, N.A. Cinti/Trust
         ABA # 0420-0001-3
         for credit to Kaminski Poland Fund
         DDA # __________________
         for further credit to [your name and account number]

You will then need to mail a signed account application to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse payment ("ACH"). Automatic investments must be for at least $50. There is no charge for this service.

To open an Automatic Investment Plan account ("AIP"), call or write to us to request and "Automatic Investment" form. Complete and sign the form, and return it to us together with a voided check for the account from which payments will be made.

The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

PURCHASES THROUGH THIRD PARTIES

You may be able to invest in shares of the Fund through a broker or other financial institution, if the institution has made arrangements with the Fund's Distributor. If you invest through a financial institution, the institution's policies may be different than those of the Fund, and the institution may charge fees in addition to those that the Fund charges. For example, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse ("ACH") payment, or wire. All payments must be in U.S. dollars.

CHECKS. All checks must be drawn on U.S. banks and made payable to "Kaminski Poland Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH PAYMENTS. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

WIRES. Instruct your financial institution to make a Federal funds wire payment to us. The Fund charges a $10.00 fee for receipt of a wire. Your financial institution may also charge you a fee for this service.

INVESTMENT MINIMUMS

The Fund accepts investments in the following minimum amounts:

------------------------------------       -------       ------
Individual, Sole proprietorship or          $1000         $250
Joint accounts
------------------------------------       --------      ------
Corporate, partnership or trust             $1000         $250
accounts
------------------------------------       -------       ------
Uniform Gift or Transfe to a Minor          $1000         $250
Accounts
------------------------------------       -------       ------
Individual Retirement Accounts (IRA)        $1000         $250
------------------------------------       -------       ------
Automatic Investment Plans                  $1000          $50
------------------------------------       -------       ------


LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

HOW TO REDEEM SHARES OF THE FUND

You can sell ("redeem") all or any part of your shares subject to certain restrictions. The Fund will redeem your shares at the net asset value next determined after the Fund receives your redemption request in good order, less any redemption fee that applies. This section describes the procedures for redeeming your shares of the Fund, the restrictions on redemptions, and when the Fund may charge a redemption fee.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send the proceeds from your redemption to you within seven days after we receive your redemption request. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds until payment is collected.


BY MAIL

To redeem shares by mail, prepare a written request including:

     --   Your name(s) and signature(s)
     --   The name of the Fund, and your account number
     --   The dollar amount or number of shares you want to redeem
     --   How and where to send your proceeds
     -- A signature guarantee, if required (see "Signature Guarantee Requirements" below) o Any other required documentation, such as such as corporate resolutions or trust documents

Mail your request and documentation to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $1,000 or more. If there are any wire charges, they will be deducted from the proceeds of your redemption. Telephone redemptions are not available for IRA accounts.

To request a wire redemption, mail us your request (See "By Mail"), or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $50.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

The Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

REDEMPTIONS THROUGH THIRD PARTIES

If you hold shares through a broker or other financial institution, you will have to redeem your shares through that financial institution. The net asset value you receive will be the next calculated after receipt of the order from the dealer. Consult a representative of your financial institution or retirement plan for further information.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     --   Redemption of over $5,000 worth of shares
     --   Changes to a shareholder's record name or address
     -- Redemption from an account for which the address or account registration has changed within the last 30 days
     -- Sending proceeds to any person, address, brokerage firm or bank account not on record
     -- Sending proceeds to an account with a different registration (name or ownership) from yours
     -- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS

If the value of your account in the Fund falls below $500 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $500 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND

The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is the greater of $250,000 or 1% of the Fund's assets.

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

TRANSFERRING REGISTRATION

You may transfer the registration of your Fund shares. To do so, call us at xxx-xxx-xxxx, or write the Fund c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132, to request an account transfer form. You should then send the completed form to the same address.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income, if any, semi-annually. Any net capital gain realized by the Fund will be distributed at least annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. You may elect to receive your distributions in cash when you open your account, or at anytime afterwards. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following is general information about tax liabilities that you may incur in connection with your purchase, ownership and redemption of shares of the Fund. It is not intended to be tax advice, nor does it take into consideration the particular circumstances of any shareholder. You should consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

ORGANIZATION AND SHAREHOLDER MEETINGS

The portfolio of the Kaminski Poland Fund is a series of Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company (a "mutual fund"). It is not intended that meetings of shareholders be held except when required by Federal or Maryland law and all shareholders of the Fund are entitled to vote at shareholders' meetings.

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

         Kaminski Poland Fund
         c/o  American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, New York 11788-0132
         1-888-POL-FUND (1-888-765-3863)

You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549. You may also obtain copies, for a fee, by writing to the Public Reference Room at this address, or by calling 800-SEC-0330.

You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.









                     The Fund's Investment Company Act File number is 811-08655.

PROSPECTUS
[date], 2000








                              KAMINSKI POLAND FUND
                                 Class I Shares




                   A non-diversified mutual fund that invests
                 primarily in the securities of Polish companies
                      trading on the Warsaw Stock Exchange.















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUND OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                       Page

AN OVERVIEW OF THE FUND.........................................................
Performance and Volatility......................................................
Investor Expenses...............................................................

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.....................................

MANAGEMENT......................................................................

YOUR ACCOUNT....................................................................
How to Contact the Fund.........................................................
When and How NAV Is Determined..................................................
General Information.............................................................

HOW TO BUY SHARES OF THE FUNDS..................................................
Types of Accounts...............................................................
Initial Sales Charges...........................................................
Deferred Sales Charges..........................................................
Sales Charges on Reinvested Distributions.......................................
Opening Your Account............................................................
How to Pay for Your Purchase of Shares..........................................
Investment Minimums.............................................................

HOW TO SELL SHARES OF THE FUNDS.................................................

OTHER INFORMATION...............................................................
Distributions...................................................................
Taxes...........................................................................
Organization and Shareholder Meetings...........................................

                              KAMINSKI POLAND FUND


AN OVERVIEW OF THE FUND

This Prospectus offers Class I Shares of the Kaminski Poland Fund (the "Fund"), a non-diversified mutual fund that invests primarily in the securities of Polish companies trading on the Warsaw Stock Exchange.

The Fund also offers Class A Shares by a separate prospectus. Class I Shares are sold subject to sales charges, and have different expenses that affect their performance. Please contact the Fund at 1-888-POL-FUND (1-888-765-3863) for more information about this class of shares.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term growth of capital. There can be no assurance that the Fund will achieve this objective, however.

HOW DOES THE FUND SEEK TO ACHIEVE ITS INVESTMENT OBJECTIVE? Under normal circumstances, the Fund invests at least 80% of its assets in the stock of companies based in the Republic of Poland. The Advisor can purchase stocks of issuers with a market capitalization greater than $10 million and an annual rate of earnings growth that is greater than 10%. As of the date of this Prospectus, approximately xx% of all Warsaw Stock Exchange listed companies meet these criteria. The Fund may also invest in shares of investment companies that are being created as part of the privatization of state-owned companies.

As of the date of this prospectus, there were over 200 companies listed on the Warsaw Stock Exchange. The Fund will invest in a limited number of these companies, however. Accordingly, the Fund's portfolio will be non-diversified and will typically include the stock of 25 or fewer companies.

WHAT RISKS ARE ASSOCIATED WITH AN INVESTMENT IN THE FUND? There are risks associated with all investments, but an investment in the Fund entails more risks than in most other mutual funds. You may lose money by investing in the Fund, and it should not be considered a complete investment program. The Fund is designed for long-term investment, and an investment in its shares should be considered speculative. The following is a discussion of the principal risks associated with an investment in the Fund.

     -- Emerging Market. In all stock markets, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The securities market in Poland is considered to be an "emerging market," with greater risks than are present in the more developed economy and market of the U.S. Emerging markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their economic and political systems. There is significantly less liquidity than in U.S. markets, which may lead to difficulties in selling the Fund's portfolio securities. Finally, because the Fund concentrates its investments in Poland, it will be subject to economic and political developments that affect that country, unlike other international funds that diversify among several countries.

     -- ISSUER SPECIFIC CHANGES. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer's securities can rise or fall dramatically in response to such things as better or worse than expected earnings reports, news about the development of a promising product, or the loss of key management personnel. There is also the risk that the Advisor's assessment of the fundamental value of a specific security may prove incorrect.

     -- CURRENCY RISKS. Most of the Fund's portfolio securities will be denominated in Polish currency (the "zloty"). Changes in the value of the zloty relative to the U.S. Dollar will affect the Fund's net asset value. If the Dollar increases in value in relation to the zloty and the price of securities is unchanged, the value of the Fund's portfolio will decrease, and vice versa.

     -- WARSAW STOCK EXCHANGE. While regulation of securities and the Warsaw Stock Exchange is similar to the regulatory framework in the United States, Polish regulators are considerably less experienced than their U.S. counterparts. Accordingly, the Polish market offers less protection for investors.

     -- NON-DIVERSIFICATION. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular company than other, "diversified," mutual funds. Therefore, investors should consider this greater risk versus the safety that may come with a more diversified portfolio.

Because the Polish market is limited in market capitalization, the Fund may cease accepting investments from new investors if its total assets exceed the amount that the Advisor believes can be invested effectively.

              YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND,
       OR THE FUND MAY NOT PERFORM AS WELL AS OTHER POSSIBLE INVESTMENTS.


WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     --   Are willing to hold your shares for a long period of time;
     -- Are diversifying their investment portfolio by investing in a mutual fund that concentrates in common stocks of companies based in the Republic of Poland; and/or
     -- You are willing to accept a high degree of volatility and risk in exchange for a higher potential for a long-term total return.

The Fund may NOT be appropriate for you if:

     --   You need regular income or stability of principal
     --   You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

As of the date of this prospectus, the Fund had not commenced operations. Information about the performance of Class I Shares is therefore not included in this prospectus.


FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

--------------------------------------------------------------------- ==========

SHAREHOLDER TRANSACTION FEES (paid directly from your investment):
--------------------------------------------------------------------- ==========

Maximum Sales Load on Purchases of Shares                               None
--------------------------------------------------------------------- ==========

Maximum Deferred Sales Load                                             None
--------------------------------------------------------------------- ==========

ESTIMATED ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets,
as a percentage of net assets)
--------------------------------------------------------------------- ==========

Management Fees(1)                                                      1.45%
--------------------------------------------------------------------- ==========

Distribution and/or Service (Rule 12b-1) Fees                           0.25%
--------------------------------------------------------------------- ==========

Other Expenses(2)                                                       3.65%
--------------------------------------------------------------------- ==========

Total Estimated Fund Operating Expenses(1)                              5.35%
--------------------------------------------------------------------- ==========

(1) Until September 30, 2000, the Advisor has agreed contractually to waive some or all of its advisory fees or reimburse certain expenses of the Fund so that Total Operating Expenses for Class I Shares will not exceed 5.35% of its net assets. If the Advisor waives any of its fees or pays Fund expenses, the Fund may reimburse the Advisor in future years.

(2) Other Expenses are estimated, and include, among other things, administrative, custody, transfer agency and shareholder servicing fees.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                          ----------------- ----------------
                               1 Year           3 Years
                               ------           -------
                          ----------------- ----------------
                               $ xxx             $xxxx
                          ----------------- ----------------

You would pay the following expenses if you did not redeem your shares:

                          ----------------- ----------------
                               1 Year           3 Years
                               ------           -------
                          ----------------- ----------------
                               $ xxx             $xxxx
                          ----------------- ----------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section of the prospectus describes the Fund's investment objective, how the Advisor tries to achieve that objective, and the principal risks of investing in the Fund.

INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers (i) organized under the laws of, (ii) whose principal business operations are located in, or (iii) at least 50% of whose revenue is earned in the Republic of Poland. As of the date of this Prospectus, there were over 200 companies listed on the Warsaw Stock Exchange. The Fund will invest in a select number of these companies, however, and will have a fairly limited portfolio. The Fund may also invest in shares of investment companies that are being created as part of the privatization of state-owned companies.

The size of a company is measured by its "market capitalization." The market capitalization of a company is the price of a share of the company's stock multiplied by the number of shares of stock it has outstanding. The Fund will not invest in companies with a market capitalization less than $10 million. In addition, the Fund only invests in companies with annual earnings growth greater than 10%. As of the date of this prospectus, approximately 80% of all Warsaw Stock Exchange listed companies meet these basic investment criteria.

Once the Advisor has identified companies that meet these criteria, the Advisor analyses a company's fundamental value in order to select investments for the Fund. The Advisor considers the price of the company's securities, the company's earnings expectations, earnings and price histories, and balance sheet. The Advisor also places significant weight up its perception of the skill of the company's management. The Advisor typically does not engage in active and frequent trading of its securities. This type of trading could increase the amount of capital gains realized by the Fund and total securities transactions costs. When a company no longer meets the Fund's basic investment criteria, or when the Advisor believes that the company's earnings potential is no longer satisfactory, that the company's management will not be able to achieve it's stated goals, or when the company's stock loses its perceived value relative to other similar investments, the Advisor may sell the investment Although the Fund generally will not make investments with income as a consideration, pending selection and investment in the securities of Polish companies, the Fund may hold up to 20% of its net assets in cash, cash equivalents and other high-quality short-term investments.

MORE INFORMATION ABOUT INVESTMENTS AND RISKS.

FOREIGN CURRENCY HEDGING. The Advisor may employ currency forwards and options to hedge the risk to the portfolio when foreign exchange movements are expected to be unfavorable for U.S. investors. In general, these instruments allow the Advisor to lock in a specified exchange rate for a stated period of time. If the Advisor's forecast is wrong, however, such a hedge may cause a loss. The Fund normally does not engage in extensive currency hedging.

BORROWING MONEY. The Fund may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for "leverage," in other words, so that the Fund may purchase additional securities. The Fund may borrow up to one-third of its total assets. The use of leverage involves special risk considerations that may not be associated with other funds having similar objectives and policies that do not use leverage. Because substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the loan agreement, the net asset value per share of the Fund will tend to increase more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SMALL COMPANIES. The Fund may invest a significant portion of its assets in small companies with a market capitalization less than $500 million. Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies are subject to more abrupt or erratic price movements than the stocks of larger companies. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market. To the extent that the Fund does invest in small capitalization stocks, there is the risk that its portfolio will be less marketable and may be subject to greater fluctuations in price than a portfolio holding stocks of larger issuers. Small capitalization stocks often pay no dividends, but income is not a primary goal of the Fund.

CASH POSITIONS AND DEFENSIVE STRATEGIES. At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result during these periods, the Fund may not participate in stock market advances, or declines, to the extent that they would if they remained more fully invested in common stocks.

MANAGEMENT

The business of the Fund is managed under the direction of the Board of Directors (the "Board") of Questar Funds, Inc. (the "Company"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Company and the Board, as well as the Fund's executive officers, may be found in SAI.

THE ADVISOR

The investment advisor to the Fund is Kaminski Asset Management, Inc. (the "Advisor"). The Advisor was incorporated in December, 1996, and is located at 319 1st Avenue North, Suite 300, Minneapolis, Minnesota 55401.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.45%.

Pursuant to an agreement between the Advisor and the Fund, the Advisor has agreed to waive all or part of its investment advisory fee and/or reimburses expenses of the Fund in order to limit the operating expenses of Class I Shares of the Fund to 5.35% of the average annual net assets attributable to Class I Shares of the Fund. The Advisor's agreement to waive its fees or reimburse Fund expenses terminates on September 30, 2000. If the Advisor ceases waiving its fees or reimbursing Fund expenses at that time, the return on your investment will be lower. In order to enable the Advisor to make these payments, Mr. Matthew Gregory Kaminski, owner of the Advisor, will make capital infusions into the Advisor out of his personal assets. If Mr. Kaminski discontinues his personal capital infusions into the Advisor, the Advisor's investment management services, including those provided to the Fund, would be compromised.

PORTFOLIO MANAGER

Mr. Kaminski is responsible for the day-to-day investment policy, research and decisions for the Fund. Mr. Kaminski has been the controlling shareholder, the President and Chief Executive Officer of the Advisor since it was incorporated. From October 1992 until December 1996, Mr. Kaminski was a Vice President of PaineWebber Incorporated and was responsible for client assets aggregating approximately $100 million in 1996. Before joining PaineWebber, Mr. Kaminski was associated with Piper Jaffray, Inc


MR. KAMINSKI'S PRIOR RECORD

Before the Kaminski Poland Fund was organized, Mr. Kaminski was the portfolio manager of the Kaminski Poland Fund (the "Advisors Poland Fund"), a series of Advisors Series Trust, from its inception on July 9, 1997 through February --, 1999. The cumulative total return for The Advisors Poland Fund from its inception through December 31, 1999 was _________%. As of December 31, 1999, that fund had $x million in net assets. As the portfolio manager of the Advisors

Poland Fund, Mr. Kaminski had full discretionary authority over the selection of investments for, and was responsible for the day-to-day management of, that fund. Average annual returns for Class I shares of the Advisors Poland Fund for the periods ended December 31, 1999 compared with the performance of the WIG Index were:

-----------------------    --------------    ----------------
1 Year                         (31.79%)           X.XX%
-----------------------    --------------    ----------------
Life of the Fund(d)            (27.77%)           X.XX%
-----------------------    --------------    ----------------


       (a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by The Advisors Fund.

       (b) The expense ratio of The Advisors Poland Fund was capped at 2.75% for the entire life of the Fund. Using the expense ratio of the Kaminski Poland Fund for the fiscal year ending June 30, 1999 of 5.35%, The Advisors Poland Fund Performance portrayed above would be lower.

       (c) The "WIG Index," an unmanaged, market capitalization weighted index of all companies listed on the Warsaw Stock Exchange based on market capitalization.

       (d) The Advisors Poland Fund commenced operations on July 9, 1997.

Historical performance is not indicative of future performance. Although the Kaminski Poland Fund and The Advisors Poland Fund have substantially similar objectives, policies, and strategies, The Advisors Poland Fund was a separate fund and its historical performance is not indicative of the future performance of the Kaminski Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

ADMINISTRATOR

American Data Services, Inc. ("ADS"), 150 Motor Parkway, Hauppauge, New York 11788, provides all administrative services necessary for the operations of the Fund, subject to the supervision of the Board. As of December 31 1999, ADS provided administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $6 billion of total assets through its offices in New York, Denver, and Los Angeles.

ADS also serves as the Fund's Shareholder Servicing and Transfer Agent.

DISTRIBUTOR

ADS Distributors, Inc. ("the Distributor"), 150 Motor Parkway, Hauppauge, New York 11788, an affiliate of the Administrator, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

The Board of Directors of Questar Funds, Inc., has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan allows the Fund to use part of its assets to pay for advertising, marketing and other activities intended to promote the sale of the Fund's shares. The Fund may also pay for certain shareholder services provided by institutions, including the Advisor. Under the Plan, these payments and expenses may not exceed 0.25% of the average annual net assets of the Fund.

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

INDEPENDENT ACCOUNTANTS. McCurdy & Associates CPA's, Inc., 27955 Clements Road, Westlake, Ohio 44145, serves as the Fund's Independent Accountants.

CUSTODIAN. Firstar Institutional Custody Services, 425 Walnut Street, Cincinnati, OH 45202, is the Fund's
Custodian.

LEGAL COUNSEL. Spitzer & Feldman P.C., 405 Park Avenue, New York, NY 10022, serves as the Fund's Legal Counsel.

YOUR ACCOUNT

This section describes how to buy and sell Class I Shares of the Fund, and the services that are available to the Fund's shareholders.

HOW TO CONTACT THE FUND

To request a prospectus, annual report or for other information about the Fund or your account, you may write to us at:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or you may call us toll free at 1-888-POL-FUND (1-888-765-3863)

For information about how to invest in the Fund, how to redeem your shares of the Fund or for other information about your account and the services available to you as an investor in the Fund, you may write to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or call 1-888-229-2105 to speak to an account representative.

WHEN AND HOW NAV IS DETERMINED

When you buy or sell ("redeem") shares of the Fund, the price of the shares will be the net asset value per share, or "NAV," next calculated after the Transfer Agent receives a properly completed purchase or redemption order. For instance, if the Transfer Agent receives your purchase request in proper form before 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

GENERAL INFORMATION

SHARE CERTIFICATES. The Fund does not issue share certificates.

STATEMENT AND TRANSACTION CONFIRMATIONS. You will receive quarterly statements and a confirmation of each purchase or redemption. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

SUSPENSION OF SERVICES DURING UNUSUAL MARKET CONDITIONS. The Fund may temporarily suspend or discontinue any service or privilege during unusual market conditions.


HOW TO BUY SHARES OF THE FUND

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open one of the following types of accounts.

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person, while joint accounts can have two or more owners. Each individual owner of a joint account may give instructions on purchase, and redemptions without notice to the other owner. Account Applications and written instructions to the Fund, or requests for transactions that require a signature guarantee, must be signed by both owners exactly as their names appear on the account.

UNIFORM GIFT OR TRANSFER TO A MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. You can give up to the Uniform Transfers to Minors Act $10,000 a year per child without paying Federal gift tax. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

         For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

         For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When you makes an investment in an IRA, be sure to indicate the year in which the contribution is made.

The Fund may also available for investment through various employer-sponsored retirement plans such as 401(k) Plans. If you are eligible to participate in one of these Plans, you should discuss the possibility of investing in the Fund with your Plan's sponsor.


OPENING YOUR ACCOUNT

BY TELEPHONE

To open an account by telephone, call 1-888-229-2105 to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. The Fund will charge you a $10.00 wire fee. Your bank may also charge a fee for doing this. You should instruct your bank to wire funds to:

         Firstar Bank, N.A. Cinti/Trust
         ABA # 0420-0001-3
         for credit to Kaminski Poland Fund
         DDA # __________________
         for further credit to [your name and account number]

You will then need to mail a signed account application to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse payment ("ACH"). Automatic investments must be for at least $50. There is no charge for this service.

To open an Automatic Investment Plan account ("AIP"), call or write to us to request and "Automatic Investment" form. Complete and sign the form, and return it to us together with a voided check for the account from which payments will be made.

The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

PURCHASES THROUGH THIRD PARTIES

You may be able to invest in shares of the Fund through a broker or other financial institution, if the institution has made arrangements with the Fund's Distributor. If you invest through a financial institution, the institution's policies may be different than those of the Fund, and the institution may charge fees in addition to those that the Fund charges. For example, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse ("ACH") payment, or wire. All payments must be in U.S. dollars.

CHECKS. All checks must be drawn on U.S. banks and made payable to "Kaminski Poland Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH PAYMENTS. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

WIRES. Instruct your financial institution to make a Federal funds wire payment to us. The Fund charges a $10.00 fee for receipt of a wire. Your financial institution may also charge you a fee for this service.

INVESTMENT MINIMUMS

The Fund accepts investments in the following minimum amounts:

-------------------------------------     -------     ------
Individual, Sole proprietorship or         $1000       $250
Joint accounts
-------------------------------------     -------     ------
Corporate, partnership or trust            $1000       $250
accounts
-------------------------------------     -------     ------
Uniform Gift or Transfer to a Minor        $1000       $250
Accounts
-------------------------------------     -------     ------
Individual Retirement Accounts (IRA)       $1000       $250
-------------------------------------     -------     ------
Automatic Investment Plans                 $1000        $50
-------------------------------------     -------     ------


LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

HOW TO REDEEM SHARES OF THE FUND

You can sell ("redeem") all or any part of your shares subject to certain restrictions. The Fund will redeem your shares at the net asset value next determined after the Fund receives your redemption request in good order, less any redemption fee that applies. This section describes the procedures for redeeming your shares of the Fund, the restrictions on redemptions, and when the Fund may charge a redemption fee.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send the proceeds from your redemption to you within seven days after we receive your redemption request. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds until payment is collected.


BY MAIL

To redeem shares by mail, prepare a written request including:

     --   Your name(s) and signature(s)
     --   The name of the Fund, and your account number
     --   The dollar amount or number of shares you want to redeem
     --   How and where to send your proceeds
     -- A signature guarantee, if required (see "Signature Guarantee Requirements" below) o Any other required documentation, such as such as corporate resolutions or trust documents

Mail your request and documentation to:

         Kaminski Poland Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $1,000 or more. If there are any wire charges, they will be deducted from the proceeds of your redemption. Telephone redemptions are not available for IRA accounts.

To request a wire redemption, mail us your request (See "By Mail"), or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $50.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

The Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

REDEMPTIONS THROUGH THIRD PARTIES

If you hold shares through a broker or other financial institution, you will have to redeem your shares through that financial institution. The net asset value you receive will be the next calculated after receipt of the order from the dealer. Consult a representative of your financial institution or retirement plan for further information.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     --   Redemption of over $5,000 worth of shares
     --   Changes to a shareholder's record name or address
     -- Redemption from an account for which the address or account registration has changed within the last 30 days
     -- Sending proceeds to any person, address, brokerage firm or bank account not on record
     -- Sending proceeds to an account with a different registration (name or ownership) from yours
     -- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS

If the value of your account in the Fund falls below $500 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $500 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND

The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is the greater of $250,000 or 1% of the Fund's assets.

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

TRANSFERRING REGISTRATION

You may transfer the registration of your Fund shares. To do so, call us at xxx-xxx-xxxx, or write the Fund c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132, to request an account transfer form. You should then send the completed form to the same address.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income, if any, semi-annually. Any net capital gain realized by the Fund will be distributed at least annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. You may elect to receive your distributions in cash when you open your account, or at anytime afterwards. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following is general information about tax liabilities that you may incur in connection with your purchase, ownership and redemption of shares of the Fund. It is not intended to be tax advice, nor does it take into consideration the particular circumstances of any shareholder. You should consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

ORGANIZATION AND SHAREHOLDER MEETINGS

The portfolio of the Kaminski Poland Fund is a series of Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company (a "mutual fund"). It is not intended that meetings of shareholders be held except when required by Federal or Maryland law and all shareholders of the Fund are entitled to vote at shareholders' meetings.

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

         Kaminski Poland Fund
         c/o  American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, New York 11788-0132
         1-888-POL-FUND (1-888-765-3863)

You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549. You may also obtain copies, for a fee, by writing to the Public Reference Room at this address, or by calling 800-SEC-0330.

You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.









                     The Fund's Investment Company Act File number is 811-08655.

                              KAMINSKI POLAND FUND

                       Statement of Additional Information

                                  Dated [date]

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses for Class A and Class I shares of the Kaminski Poland Fund dated , 2000, each as may be revised from time to time (each a "prospectus" and collectively, the "prospectuses"). Copies of the prospectuses may be obtained from the Fund at 319 1st Avenue North, Suite 300, Minneapolis, Minnesota, 55401, telephone number (612) 305-9026.




                                TABLE OF CONTENTS


                                                                         Page


Glossary........................................................................

The Company.....................................................................

Investment Objective and Policies...............................................

Management......................................................................

Distribution Arrangements.......................................................

Portfolio Transactions and Brokerage............................................

Net Asset Value.................................................................

Taxation........................................................................

Dividends and Distributions.....................................................

Performance Information.........................................................

General Information.............................................................

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"ADS" means American Data Services, Inc., the administrator, fund accountant, transfer and distribution disbursing agent of the Fund.

"Adviser" means Kaminski Asset Management, Inc.

"Board" means the Board of Directors of the Company.

"Code" means the Internal Revenue Code of 1986, as amended.

"Corporation" means the Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"Custodian" means the custodian of the Funds' assets.

"Fitch" means Fitch IBCA, Inc.

"Fund" means the Kaminski Poland Fund, a separate series of the Company.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.


THE COMPANY

Questar Funds Inc. is an open-end, investment management company organized as a Maryland Corporation on October 3, 1996. The Company currently consists of series of shares of common stock, par value of 0.01 per share. This SAI relates only to Class A and Class I of the Kaminski Poland Fund (the "Fund").

The Fund is registered with the SEC as an open-end diversified, management Investment Company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

 INVESTMENT OBJECTIVES AND POLICIES
         The investment objective of the Fund is long-term growth of capital, which it attempts to achieve by investing in equity securities that are issued by companies based in the Republic of Poland. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.

INVESTMENT OPPORTUNITIES IN THE REPUBLIC OF POLAND

         Until relatively recently, Poland had a centrally planned economy, primarily influenced by socialist and communist political philosophies and characterized by nationalized industries, fixed prices and limited external trade. Since the late 1980's, the Republic of Poland has undertaken political and economic reforms, founded upon an ideological shift from socialism and communism to capitalism. In 1990, a fully free election for the government was held. These reforms have had the effect of creating a market-driven economy and have made foreign investment possible.

         The transition to a market-driven economy has been difficult and had the immediate effect of high inflation rates, increased unemployment and a significant decline in living standards as real wages fell. In addition, most of Poland's external trade was formerly limited to the former Soviet Union and other Warsaw Pact countries. As a consequence of all of these factors, Poland experienced a significant drop in GDP.

         In the last few years, these reforms have led to an improvement in the economy of the Republic of Poland, which has been growing in real terms. In addition, significant progress has been made in reducing inflation and government budget deficits.

         In 1999, the GDP of the Republic of Poland was approximately $ ??? billion. By way of comparison, in the same period, the GDP for the United States was $8.13 trillion. In 1997, the average GDP per capita of Poland was $3,876.

         The Advisor believes that current conditions in Poland will result in a significant level of economic activity, offering the potential for long-term capital appreciation from investment in equity securities of issuers based there. The Advisor believes that the strategic location of Poland between Western Europe and Russia and Asia should benefit its economy by permitting it to take advantage of the modernization, technology and capital available in Western Europe and the large consumer base to the east. The privatization of formerly state-run enterprises and the substantial restructuring of established industries as the economy shifts from a quota-driven command economy to a free market, supply and demand-driven economy and as companies begin to identify and exploit domestic and export markets should result in investment opportunities. The private sector, however, is not as developed in Poland as it is in Western Europe.

         The total population of Poland is approximately 39 million and is well-educated (relative to other emerging markets), with literacy rates that compare favorably to those in Western Europe. For example, the literacy rates averaged 99% in 1997 as compared with 100% in Germany in the same period. Annual wage rates, however, are significantly lower than in the United States and Germany.

         Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks of companies based in the Republic of Poland. If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. The Fund may buy or write options on equities and on stock indices, and it may engage in foreign exchange transactions. For more information about these investments, please see "Investment Objective and Policies" in this SAI.

         Because the Fund will invest primarily in equity securities of issuers based in the Republic of Poland, an investor in the Fund should be aware of special considerations and risks relating to investments in those issuers, and international investment generally, which typically are not associated with investments in securities issued by U.S. companies. The Fund is designed for long-term investment, and an investment in its shares should be considered speculative.

    CURRENCY FLUCTUATIONS

         The Fund generally will hold assets denominated and traded in the Polish zloty, and most of its income will be received or realized in zlotys, although the Fund will compute its net asset value and calculate and distribute any income in U.S. dollars. Accordingly, changes in the value of the zloty against the dollar will result in corresponding changes in the dollar value of the Fund's assets denominated in zlotys and in the Fund's net asset value, and will also change the dollar value of income and gains derived in zlotys. If the value of the zloty falls relative to the dollar between accrual of the income and the payment of Fund distributions, the amount of zlotys required to be converted into dollars to pay these distributions will increase, and the Fund could be required to sell portfolio securities to make the distributions. Similarly, if the value of the zloty declines between the time the Fund incurs expenses in dollars and the time the expenses are paid, the amount of zlotys required to be converted into dollars to pay the expenses will be greater than the zloty equivalent of such expenses at the time they were incurred.

         The Advisor generally will not seek to hedge against a decline in the value of the Fund's portfolio securities resulting from a decline in the value of the zloty. As a result, the Fund will be subject to the risk of changes in the value of the zloty affecting the value of its portfolio securities, as well as the value of interest, dividends and net realized capital gains received in zlotys.

ECONOMIC AND POLITICAL FACTORS

         The economy of Poland generally differs from the U.S. economy in such respects as general development, rate of inflation, volatility of the rate of growth of gross domestic product and balance of payments position, among others. The following table sets forth some key economic indicators:

                                     1995        1996         1997         1998
                                     ----        ----         ----         -----

GDP at current prices (Zl billion)  285.5        366.2        474.7

Real GDP growth (%)                   7.0          6.2          7.0

Consumer price inflation (%)         27.8         19.9         13.0

Current account ($ billion)          (4.3)       (8.15)       (12.1)

Exchange rate, average (Zl:$)        2.43         2.71         3.51

Source: The Economist Intelligence Unit

         Poland has had a centrally planned socialist economy for many years. Recently the government has generally implemented reforms directed at economic liberalization, including efforts to decentralize the decision-making process and to establish market-oriented economics. However, there can be no assurance that current or future governments will continue to pursue these policies. Furthermore, the transition from a centrally planned, socialist economy to a competitive market economy resulted in the past in certain disruptions; for example, in 1990 and 1991 GDP declined 11.6% and 7.0%, unemployment rose from under 12% in 1991 to over 16% in 1994, before declining to 11% at the end of December, 1997. There can be no assurance that disruptions will not occur again in the future. In addition, business entities in Poland do not have any significant recent history of operating in a market-oriented economy, and the ultimate impact of Poland's attempts to move toward a more market-oriented environment is unclear.

         Although a democratic system of government is now generally established in Poland, the country remains exposed to risks of political change or periods of uncertainty. Nationalization, expropriation or confiscator taxation, currency blockage, government regulation, social instability or diplomatic developments could adversely affect its economy or its securities markets. In addition, many of the countries near Poland are similarly exposed to these same uncertainties, and disruptions in any of these countries could adversely affect the economy of Poland.

         As a result of Poland's recent socialist history, the country does not have a body of laws and court decisions comparable to those of the U.S. Laws may not exist to cover all contingencies or to protect adequately, and the administration of these laws may be subject to considerable discretion. There also can be no assurance that laws and related interpretations will not be changed or applied in a manner that will adversely affect the Fund and its assets.

         The Polish Commercial Code sets forth requirements regarding capitalization, shareholders meetings, and records and auditing for Polish companies. Recent amendments to the Commercial Code are aimed at modernizing its legal norms and adapting them to models prevailing in the European Community. All joint stock companies, limited liability companies and certain other entities are required to have annually audited financial statements.

FOREIGN INVESTMENT AND REPATRIATION

         Currently, there are no restrictions on foreign investment in Polish securities, except with respect to securities of issuers whose business relates to operation of sea or air ports, real estate, the defense industry, wholesale trading of imported consumer goods or legal services. Investments may be made in such industries if authorization is obtained from the Ministry of Privatization. Also, permission must be sought from the relevant licensing authority to purchase shares of issuers in industries where licenses from the Polish government are required, such as the banking or brokerage industry or a business involving the production of alcohol, cigarettes or medicine.

         In early 1990, internal convertibility of the Polish zloty was introduced. Both the initial investment in and any profits resulting from business activities may be freely repatriated, provided the currency exchange is made at an authorized foreign exchange bank. In the case of dividends, repatriation is only allowed after an audit certificate has been issued and the necessary taxes have been paid. The National Bank of Poland is responsible for overseeing the banking system in Poland and for controlling monetary policy and exchange rates.

CHARACTERISTICS OF SECURITIES MARKETS AND REGULATION

         The securities markets in Poland are much smaller than those in the U.S. Although a stock exchange first opened in Warsaw in 1817 and before World War II there were seven stock exchanges operating in Poland, the capital markets in Poland did not operate after that war until 1991. In structuring the capital markets and their regulation in 1991, the Polish government reviewed several contemporary world markets and based the system on the securities markets in France, with assistance from the Societe des Bourses Francaises. In 1991, the Act on Public Trading in Securities and Company Funds was adopted, and the Polish Securities Commission was created. The Warsaw Stock Exchange (the "WSE") was also established by the State Treasury as a joint stock company. The WSE is a self-regulatory organization (as are stock exchanges in the U.S.), and its rules must be approved by the Polish Securities Commission. In 1994, the WSE was admitted as a member of the International Federation of Stock Exchanges.

         The Polish Securities Commission is responsible for monitoring the Polish securities market, supervising all public trading, including trading on the WSE, and regulating brokers. In addition, a Brokers Association is responsible for regulating the activities and conduct securities traded over-the-counter. The disclosure requirements are less stringent for issuers whose securities are traded over-the-counter. Clearing and settlement occurs within three business days through the National Depository for Securities, which is operated by the WSE.


         Notwithstanding the similarities between the U.S. and Polish securities markets in terms of structure and regulation, there are significant differences. There is, for example, substantially less trading volume on the WSE than the New York Stock Exchange (the "NYSE"), and its aggregate market capitalization at December 31, 1997 was less than 1/10th of 1% of the aggregate market capitalization of the New York Stock Exchange. There is also a high concentration of market capitalization and trading volume in a relatively small number of issuers representing a limited number of industries, as well as a high concentration of investors. There are, for example, nearly 3,000 companies listed on the NYSE, while there are less than 200 issuers listed on the WSE. As a result, the securities markets in Poland are subject to a lack of liquidity and high price volatility relative to the U.S. securities markets. In addition, securities traded in Poland may be subject to risks due to the inexperience of financial intermediaries, the lack of a sufficient capital base to expand operations and the possibility of restrictions on trading. Finally, since current regulations governing securities markets have only existed since 1991, the regulators in Poland do not have the experience of regulators in the U.S., where federal securities regulation has been in effect since 1933.

CONVERTIBLE SECURITIES AND WARRANTS

         The Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SHORT-TERM INVESTMENTS

         The Fund may invest in any of the following securities and instruments:

BANK CERTIFICATES OR DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund, which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         SAVINGS ASSOCIATION OBLIGATIONS. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

INVESTMENT COMPANY SECURITIES

         The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

GOVERNMENT OBLIGATIONS

         The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

         Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it were not obligated to do so by law.

         The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

FOREIGN INVESTMENTS AND CURRENCIES

         The Fund will invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts and in foreign currency futures contracts and may purchase and sell foreign currency on a spot basis.

         DEPOSITARY RECEIPTS. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or Company which evidence ownership of underlying securities issued by a foreign corporation.

         RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, which are described in the Fund's prospectus.

OPTIONS ON SECURITIES

         Purchasing Put and Call Options. The Fund may purchase covered "put" and "call" options with respect to securities, which are otherwise eligible for purchase by the Fund subject to certain restrictions. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

         If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

         If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.


         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

         WRITING CALL OPTIONS. The Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Affecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, affecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will affect a closing transaction prior to or concurrent with the sale of the security.

         The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the "Code") requirements for qualification of the Fund as a regulated investment company. See "Dividends and Distributions" and "Taxation."

         In addition, when trading options on foreign exchanges, many of the protections afforded to participants in United States option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options".

         DEALER OPTIONS. The Fund will engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         FOREIGN CURRENCY OPTIONS. The Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options.

         As with other kinds of option transactions, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations: however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.


         SPREAD TRANSACTIONS. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

FORWARD CURRENCY CONTRACTS

         The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

         The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.


         The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

         The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 10% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LENDING PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Code.

SHORT SALES

         The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire.

         In a short sale that is not "against the box," the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

         Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

         The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Taxation."

ILLIQUID SECURITIES

         The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Company's Board of Companies, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Company's Board of Companies may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.



RISKS OF INVESTING IN SMALL COMPANIES


         As stated in the prospectus, the Fund may purchase securities of companies with market capitalization as low as $10 million. Additional risks of such investments include the markets on which such securities are frequently traded. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Investment Restrictions

         The Company (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

         As a matter of fundamental policy, the Fund is non-diversified; i.e., as to 50% of the value of a its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund may not purchase more than 10% of the outstanding voting securities of an issuer. The Fund's investment objective is also fundamental. The Fund will also, as a matter of fundamental policy, invest at least 80% of its total assets, under normal market conditions, in securities of issuers based in the Republic of Poland.

         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding; and (ii) this restriction shall not prohibit the Fund from engaging in options and foreign currency transactions or short sales;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions:

         3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with sale of securities in its investment portfolio);

         4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in one industry (other than U.S. Government securities);

         5. Purchase of sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         6. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

         7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

         8. Make investments for the purpose of exercising control or management.

         The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

         The Fund may not:

         1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

         2. Invest more than 15% of its assets in securities, which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Companies to be liquid).

MANAGEMENT

         The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board approves all significant agreements between the Company and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Company are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Directors.

         The Directors and officers of the Company, their ages and positions with the Company, their business addresses and principal occupations during the past five years are:



Name, address and age               Position Principal Occupation During Past Five Years


Daniel Abramson (49)               Director     President and Chief Executive Officer, Dunhill Staffing
Dunhill Staffing Systems, Inc.                  Systems, Inc.(1994- Present), having joined Dunhill in
The Hauppauge Corporate Center                  1986 as a franchise owner in Providence, RI. He served
150 Motor Parkway                               as Franchise Advisory Council President (1990-1992)
Hauppauge, NY 11788                             and is a member of the National Association
                                                of Personnel Services, a trade organization.

                                   Director     Managing Director in Capital Investments Partners, as
Philip A. Capalongo (44)                        investment banking firm. Prior thereto, he served in a
211 Mill River Road                             number of senior management positions at
Oyster Bay, NY  11771                           TeleTechnologies, a  technology  company  and  Michael,
                                                Edgar & Phillips, an investment-banking firm.

                                                Chief Financial and Administrative Officer for Marymount
                                                College, Tarrytown, New York since 1996. Prior thereto,
Anthony J. Hertl (50)              Director     he served in a number of senior  management  positions at
Colobaugh Pond Road                             Prudential  Securities  Inc.  from  1983-1996.  Mr. Hertl
Croton-on-Hudson, NY  10520                     spent ten (10)  years at Arthur  Andersen  & Co. and is a
                                                Certified Public Accountant.


                                      B-14






*Michael Miola (48)                Director     Chief Executive Officer of American Data Services, Inc.
The Hauppauge Corporate Center
150 Motor Parkway
Hauppauge, NY  11788

Donald Smith (52)                  Director     President Don Smith Realty (1971-1999). Director of
Don Smith Realty                                Avalon Capital,Inc., a closed-end investment company.         .
81 North Maple Avenue
Ridgewood, NJ  07450





NAME AND POSITION                  AGGREGATE COMPENSATION FROM THE COMPANY
-----------------                  ---------------------------------------

Michael Miola *                                 None
Director

Anthony J. Hertl                                None
Director

The Company has no pension or retirement plan. No other entity affiliated with the Company pays any compensation to the Companyees.

THE ADVISOR

         Subject to the supervision of the Board of Companyees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Company's governing documents, including, without limitation, the Company's Agreement and Declaration of Company and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Companies of the Company may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provision and restrictions contained in the federal securities laws, applicable state securities laws, the Code and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investment of the Fund, subject to the ultimate supervision and direction of the Company's Board of Companies; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Companies or other officers of the Company may reasonably request; and (vii) render to the Company's Board of Companies such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons, as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Company provided they do so without compensation from the Company. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Company's Board of Companies may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and marketing materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Companies meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, the Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Company is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for cash, securities and other property of the Company for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings, costs and expenses of pricing and calculation its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Company's Board of Companies that are properly payable by the fund; salaries and expenses of officers and fees and expenses of members of the Company's Board of Companies or members of any advisory board or committee who are not member of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which insure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distributing to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expense (including legal fees) of registering and maintaining and servicing shareholder accounts, including charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

         The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but are permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Companies' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

         During the period beginning July 9, 1997 and ending June 30, 1998, the Advisor earned $13,159 in advisory fees. During the year ending June 30, 1999, the Advisor earned $20,142 in advisory fees. The Advisor has contractually agreed to limit total fund operating expenses to 2.75% of average net assets annually. As a result of that limitation, the Advisor waived all or part of its fee and paid Fund operating expenses in the amounts of $121,213 and $135,329, in the periods ended June 30, 1998 and 1999, respectively.

         M. G. Kaminski controls the Advisor.

         Under the Advisory Agreement, the Advisor will not be liable to the Company of the Fund or any shareholder for any act or commission in the course of, or connected with, rendering services or for any loss sustained by the Company except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by majority vote of the Independent Companies cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Companies or by vote of a majority of the outstanding voting securities of the Fund.

The Administrator

         The Administrator has agreed to be responsible for providing such services as the Companies may reasonably request, including but not limited to
(i) maintaining the Company's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Company's insurance relationships; (iii) preparing for the Company (or assisting counsel and/or auditors in the preparation of all required tax returns, proxy statements and reports to the Company's shareholders and Companies and reports to and other filings with the Commission and any other governmental agency (the Company agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Company under the securities or "blue sky" laws of the various states selected by the Company (the Company agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Company's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Company and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Companies or officers of the Company to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

         For its services, the Administrator receives a fee monthly at the following annual rate:

Fund asset level                           Fee rate
----------------                           --------
First $50 million                          0.20% of average daily net assets
Next $50 million                           0.15% of average daily net assets
Next $50 million                           0.10% of average daily net assets
Next $50 million, and thereafter           0.05% of average daily net assets

Subject to an annual minimum of $30,000 for the Company.

DISTRIBUTION ARRANGEMENTS

         Pursuant to a plan of distribution adopted by the Company, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay distribution and related expenses up to 0.25% of its average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Companies of the Company.

         The Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Companies have made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Companies make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

         Under the Plan, the Companies will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Companies of the Company who are not interested persons. Continuation of the Plan is considered by such Companies no less frequently than annually. During the period beginning July 9, 1997 and ending June 30, 1998, the Fund paid to the Distribution Coordinator distribution fees totaling $1,977 for the original class of shares of the Fund. During the fiscal year ending June 30, 1999, the Fund paid to the Distribution Coordinator distribution fees totaling $3,473 for both Class I and Class A shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Company's Board of Companies. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer. The size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Advisor and the Board of Companies of the Company may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Company, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Company, indicating the broker-dealers to whom such allocations have been made and the basis therefore. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price of lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

         Brokerage commissions paid during the period beginning July 9, 1997, and ending June 30, 1998, aggregated $30,234. Brokerage commissions paid during the year ending June 30, 1999, aggregated $________.

NET ASSET VALUE

         The net asset value of each class of the Fund's shares will fluctuate and is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00p.m. Eastern time) each business day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. The NSYE usually closes for holidays such as: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in this list.

         The net asset value per share of a class of the Fund is computed by dividing the value of the securities held by the Fund plus any other cash or other assets (including interest and dividends accrued but not yet received) minus that class's proportional interest in the Fund's liabilities (including accrued expenses) by the total number of shares of that class outstanding at such time.

         Generally, trading in and valuation of securities in Poland is substantially completed each day prior to the close of the NYSE. In addition, trading in, and valuation of, those securities may not take place on some days in which the NYSE is open for trading. In that case the Fund will use the price of the security used to determine the Fund's net asset value on the last day on which such security was traded or was priced, unless the Company's Board of Trustees determines that a different price should be used. Furthermore, trading takes place in Poland on days, which the NYSE is not open for trading on which the Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case and adjustment would be made.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Company's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities, which are not traded in the NASDAQ National Market System, shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

         All other assets of the Fund are valued in such manner, as the Board in good faith deems appropriate to reflect their fair value.

     TAXATION

         The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

         In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Fund intends to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

         The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains there from that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

         A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

         Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment, which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that; for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

         The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

         The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

         Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

         Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

The Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for each class of shares.

TOTAL RETURN

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV
Where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

         For the period from July 9, 1997 (commencement of operations) through June 30, 1998, the Kaminski Poland Fund had a Total Return of (17.6)%. For the fiscal year ending June 30, 1999, the Fund had a Total Return of ___%.

YIELD

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]
                           cd
Where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

GENERAL INFORMATION

         Questar Funds Inc. is an open-end management investment company organized as a corporation under the laws of the State of Maryland on , 1996. The Company currently consists of 5 series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Company permits the Companies to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Company does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

         If they deem it advisable and in the best interest of shareholders, the Board of Companies may create additional series of shares which differ from each other only as to dividends. The Board of Companies has created 5 series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund is be allocated fairly among the Funds by the Companies, generally on the basis of the relative net assets of each Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Company has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Companies or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         The Fund's principal underwriter is ADS Distributors, Inc., 150 Motor Parkway, Hauppauge, New York 11788. The Fund's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. Citibank, N.A. acts as the Fund's sub-custodian in Poland. American Data Services, 150 Motor Parkway, Suite 109, Hauppauge, NY 11788 acts as the Fund's transfer agent and accounting services agent. The Fund's independent accountants, McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, OH 44145 assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

         The validity of the shares offered by the prospectus has been passed upon by Spitzer & Feldman, P.C., 405 Park Avenue, New York, NY 10022.

         Shares of the Fund owned by the Companies and officers as a group were less than 1% at __________, 1999.

         On ______________, 1999, the following additional persons owned of record and/or beneficially more than 5% of the Fund's outstanding voting securities:

                                     PART C


Item 23.

Exhibit No.     Description of Exhibit
----------      ----------------------
(a)             Articles of Incorporation (See Note 1)
(b)             Bylaws (See Note 1)
(c)             Not Applicable.
(d)(1)          Investment Advisory Agreement (Imperial BankFund) (See Note 2)
(d)(2)          Form of Investment Advisory Agreement (Aii Aggressive Trading
                Fund) (See Note 2)
(d)(3)          Form of Investment  Advisory  Agreement  (MegaTrends Fund;
                Pheonix  Management Fund; and
                Kaminski Poland Fund)(See Note 3)
(e)             Form of Distribution Agreement (See Note 2)
(f)             Not Applicable.
(g)             Form of Custody Agreement (See Note 4)
(h)             Administrative Service Agreement (Imperial BankFund)
                (Aii Aggressive Trading Fund (See Note 2)
(h)(1)          Form of Administrative Service Agreement (MegaTrends Fund;
                Pheonix Management Fund; Kaminski Poland Fund) (See Note 4)
(h)(2)          Form of Transfer Agency Agreement (See Note 2)
(i)             Opinion of Spitzer & Feldman P.C. as to the legality
                of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (Imperial
                BankFund)(See Note 1)
(i)(1)          Consent of Spitzer & Feldman P.C. (Aii Aggressive Trading Fund)
                (See Note 2)
(i)(2)          Consent of Spitzer & Feldman P.C. (MegaTrends Fund) (See Note 3)
(i)(3)          Consent of Spitzer & Feldman P.C. (Pheonix Manqgement Fund)
                (See Note 3)
(i)(4)          Consent of Spitzer & Feldman P.C. (Kaminski Poland Fund)
                (See Note 3)
(j)             Consent of McCurdy & Associates, CPAs, Inc., independent
                auditors (Imperial BankFund) (See Note 2)
(j)(1)          Consent of McCurdy & Associates (Aii Aggressive Trading Fund)
                (See Note 3)
(j)(2)          Consent of McCurdy & Associates (MegaTrends Fund)(See Note 3)

Exhibit No.     Description of Exhibit
-----------     ----------------------
(j)(3)          Consent of McCurdy & Associates (Pheonix Management Fund)
                (See Note 3)
(j)(4)          Consent of McCurdy & Associates (Kaminski Poland Fund)
                (See Note 3)
(k)             Not Applicable.
(l)             Subscription Letter (See Note 2)
(m)             Distribution (12b-1) Plan (Imperial BankFund)(See Note 2)
(m)(1)          Distribution (12b-1) Plan ((Aii Agressive Trading Fund)
                (See Note 2)
(m)(2)          Distribution  (12b-1) Plan (MegaTrends Fund; Pheonix Management
                Fund; and Kaminski Poland Fund)(See Note 4)
(n)             Not Applicable.
(n)             Rule 18f-3 Plan (See Note 4)
Other Exhibits  Not Applicable

Notes to Exhibits:

(1) Filed with the Securities and Exchange Commission as an Exhibit to the Registrant's Registration Statement (Reg. No. 333-46323) on February 13, 1998.

(2) Filed with the Securities and Exchange Commission as an Exhibit to Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-46323) on January 25, 1999.

(3)  Filed Herewith.

(4)  To Be Filed by Future Amendment


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable

ITEM 25.  INDEMNIFICATION.

          (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

          "NINTH:(1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(a) Retirement Planning Company of New England, Inc. serves as investment adviser to Imperial BankFund. The description of Pheonix Investment Management, Inc., under the Caption "Management - The Adviser" and "Management - The Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         Retirement Planning Company of New England, Inc. is: One Richmond Square, Providence, RI 02906. The following are the directors and officers of Pheonix Investment Management, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also: One Richmond Square, Providence, RI 02906. Set forth below are the names of the directors and officers of the Adviser:

Name                       Title                            Business Connection
----                       -----                            -------------------

David W. Allaire           President, CEO, and Director

Michael R. Laliberte       CFO and Director

(b) Pheonix Investment Management, Inc. serves as investment adviser to the Pheonix Management Fund. The description of Pheonix Investment Management, Inc., under the Caption "Management - The Adviser" and "Management - The Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The address of Pheonix Investment Management, Inc. is: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409. The following are the directors and officers of Pheonix Investment Management, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also : 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409.


Name                             Title                 Business Connection

(c) Yale Research and Management Co., Inc., serves as investment adviser to MegaTrends Funds. The description of Yale Research and Management Co., Inc., under the Caption "Management - The Adviser" and "Management - The Advisor" in the Prospectus and Statement of additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

          The address of YaleFunds Management and Research Co. is 3980 Howard Hughes Parkway, Suite 400, Las Vegas, NV 89109. The following are the directors and officers YaleFunds Management and Research Co., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also 3980 Howard Hughes Parkway, Suite 400, Las Vegas, NV 89109.

Name                        Title                       Business Connection


(d) Kaminski Asset Management, Inc., serves as investment adviser toKaminski Poland Fund. The description of Kaminski Asset Management, Inc., under the Caption "Management - The Adviser" and "Management - The Advisor" in the Prospectus and Statement of additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

          The address of Kaminski Asset Management Co. is 210 North 2nd Street, Suite 050, Minneaspolis, Minnesota. The following are the directors and officers of Kaminski Asset Management, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also 210 North 2nd Street, Suite 050, Minneaspolis, Minnesota.

Name                           Title                     Business Connection


ITEM 27.               PRINCIPAL UNDERWRITERS.

         (a) The principal underwriter of the Company's shares, ADS Distributors, Inc., currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

                  Alpha Funds
                  MP63 Fund
                  ICM/Isabelle Small Cap Value Fund
                  Canandaigua Funds

         ADS Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ADS Distributors, Inc., is an indirect wholly-owned subsidiary of Orbitex Financial Services Group, Inc.

         (b) The following table contains information with respect to each director, officer or partner ADS Distributors:

Name and Principal      Positions and Offices        Positions and Offices
Business Address*          with Underwriter           with Registrant
-----------------          ----------------           ---------------

Michael Miola          Chairman of the Board,         Director, President, Chief
                       Director, and Treasurer        Financial Officer


         * Unless otherwise indicated, all addresses are: The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788

         (c)           Not Applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Administrator, American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of the [Custodian to be Determined and Identified in Subsequent Amendment].


ITEM 29.       MANAGEMENT SERVICES

               Not applicable.

ITEM 30.       UNDERTAKINGS.

               Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York, on the ___ day of December 9, 1999.


                                        QUESTAR FUNDS, INC.


                                         By:/s/ Michael Miola
                                            --------------------
                                            Michael Miola, President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Michael Miola
-----------------          Director, Chairman of the                   [date]
    Michael Miola          Board and Chief Executive Officer


/s/ Anthony Hertl
-----------------           Director                                    [date]
     Anthony Hertl

The above persons signing as Directors are all of the members of the Company's Board of Directors.